Statement of Income for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense:
Interest on notes payable and other borrowings	$ (1,073)	$ (974)	$ (2,072)	$ (1,489)	$ (981)
Interest on junior subordinated debentures	(271)	(253)	(531)	(480)	(484)
Total interest expense	(6,461)	(6,615)	(13,337)	(13,358)	(13,669)
Noninterest income:
Other	314	250	512	402	442
Total noninterest income	5,158	3,525	9,168	7,708	12,156
Noninterest expense:
Salaries and employee benefits	(15,712)	(12,257)	(26,569)	(21,118)	(17,019)
Professional fees	(565)	(448)	(1,104)	(971)	(750)
Acquisition expense, including legal	(128)	(605)	(1,401)	0	(668)
Other	(3,331)	(2,301)	(5,009)	(3,998)	(3,936)
Total noninterest expense	(27,307)	(22,095)	(47,160)	(38,639)	(33,062)
Net income before equity in undistributed income of subsidiaries	11,807	6,795
Net income	11,562	6,795	17,377	13,700	13,116
Parent Company
Interest expense:
Interest on notes payable and other borrowings			1,720	1,270	981
Interest on junior subordinated debentures			531	480	484
Total interest expense			2,251	1,750	1,465
Noninterest income:
Dividends from subsidiaries			25,634	10,690	7,584
Other			24	33	15
Total noninterest income			25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits			1,163	1,028	1,041
Professional fees				168	54
Acquisition expense, including legal			1,401		668
Other			36	155	57
Total noninterest expense			2,600	1,351	1,820
Net income before equity in undistributed income of subsidiaries			20,807	7,622	4,314
Equity in undistributed (loss) income of subsidiaries			(3,430)	6,078	8,802
Net income			$ 17,377	$ 13,700	$ 13,116